Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000013133 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000013133 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013133 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000013133 | A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000013133 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000013133 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000013133 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013133 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013133 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013133 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013133 | Housing
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013133 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013133 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013133 | Education
Holdings [Line Items]
Percent of Total Investments	11.10%
C000013133 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.20%
C000013133 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.40%
C000013135 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000013135 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013135 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000013135 | A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000013135 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000013135 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000013135 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013135 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013135 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013135 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000013135 | Housing
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013135 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013135 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.30%
C000013135 | Education
Holdings [Line Items]
Percent of Total Investments	11.10%
C000013135 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.20%
C000013135 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.40%
C000092720 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092720 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092720 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092720 | A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000092720 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000092720 | AAA
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000092720 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000092720 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092720 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000092720 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092720 | Housing
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092720 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.50%
C000092720 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.30%
C000092720 | Education
Holdings [Line Items]
Percent of Total Investments	11.10%
C000092720 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	14.20%
C000092720 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.40%
C000013173 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000013173 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013173 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013173 | A
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000013173 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000013173 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000013173 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013173 | Housing
Holdings [Line Items]
Percent of Total Investments	9.20%
C000013173 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.90%
C000013173 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013173 | Education
Holdings [Line Items]
Percent of Total Investments	27.40%
C000013173 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013173 | General Obligations
Holdings [Line Items]
Percent of Total Investments	35.00%
C000013173 | Student Loan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013172 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000013172 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013172 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000013172 | A
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000013172 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000013172 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000013172 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013172 | Housing
Holdings [Line Items]
Percent of Total Investments	9.20%
C000013172 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.90%
C000013172 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013172 | Education
Holdings [Line Items]
Percent of Total Investments	27.40%
C000013172 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013172 | General Obligations
Holdings [Line Items]
Percent of Total Investments	35.00%
C000013172 | Student Loan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063955 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000063955 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000063955 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063955 | A
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000063955 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000063955 | AAA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000063955 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063955 | Housing
Holdings [Line Items]
Percent of Total Investments	9.20%
C000063955 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063955 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063955 | Education
Holdings [Line Items]
Percent of Total Investments	27.40%
C000063955 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	6.10%
C000063955 | General Obligations
Holdings [Line Items]
Percent of Total Investments	35.00%
C000063955 | Student Loan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013114 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013114 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013114 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013114 | A
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000013114 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000013114 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000013114 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.00%
C000013114 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	14.60%
C000013114 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013114 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013114 | Education
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013114 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.40%
C000013116 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013116 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013116 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013116 | A
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000013116 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000013116 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000013116 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.00%
C000013116 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	14.60%
C000013116 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013116 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013116 | Education
Holdings [Line Items]
Percent of Total Investments	11.80%
C000013116 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.40%
C000092718 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092718 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092718 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092718 | A
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000092718 | AA
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000092718 | AAA
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000092718 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092718 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	14.60%
C000092718 | Transportation
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092718 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.30%
C000092718 | Education
Holdings [Line Items]
Percent of Total Investments	11.80%
C000092718 | General Obligations
Holdings [Line Items]
Percent of Total Investments	36.40%
C000100969 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000100969 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100969 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000100969 | A
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000100969 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000100969 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000100969 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100969 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.00%
C000100969 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000100969 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.90%
C000100969 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.80%
C000100969 | Housing
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100969 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.30%
C000100969 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.80%
C000100969 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100969 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100969 | General Obligations
Holdings [Line Items]
Percent of Total Investments	20.70%
C000100969 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000100969 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100970 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000100970 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100970 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000100970 | A
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000100970 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000100970 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000100970 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100970 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.00%
C000100970 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000100970 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.90%
C000100970 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.80%
C000100970 | Housing
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100970 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.30%
C000100970 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.80%
C000100970 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100970 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100970 | General Obligations
Holdings [Line Items]
Percent of Total Investments	20.70%
C000100970 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000100970 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000100971 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000100971 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100971 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000100971 | A
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000100971 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000100971 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000100971 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100971 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.00%
C000100971 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000100971 | Transportation
Holdings [Line Items]
Percent of Total Investments	11.90%
C000100971 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	4.80%
C000100971 | Housing
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100971 | Hospital
Holdings [Line Items]
Percent of Total Investments	12.30%
C000100971 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.80%
C000100971 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000100971 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100971 | General Obligations
Holdings [Line Items]
Percent of Total Investments	20.70%
C000100971 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.10%
C000100971 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013127 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000013127 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013127 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000013127 | A
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000013127 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000013127 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000013127 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	11.20%
C000013127 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013127 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013127 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.70%
C000013127 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013127 | Education
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013127 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	12.40%
C000013127 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.50%
C000013127 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	11.50%
C000013129 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000013129 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013129 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000013129 | A
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000013129 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000013129 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000013129 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	11.20%
C000013129 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.80%
C000013129 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013129 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.70%
C000013129 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.00%
C000013129 | Education
Holdings [Line Items]
Percent of Total Investments	10.40%
C000013129 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	12.40%
C000013129 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.50%
C000013129 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	11.50%
C000063948 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063948 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063948 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000063948 | A
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000063948 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000063948 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000063948 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	11.20%
C000063948 | Transportation
Holdings [Line Items]
Percent of Total Investments	16.80%
C000063948 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063948 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.70%
C000063948 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063948 | Education
Holdings [Line Items]
Percent of Total Investments	10.40%
C000063948 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	12.40%
C000063948 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.50%
C000063948 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	11.50%
C000013145 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013145 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013145 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000013145 | A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000013145 | AA
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000013145 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013145 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013145 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.50%
C000013145 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013145 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000013145 | Housing
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013145 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.40%
C000013145 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013145 | Education
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013145 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013145 | General Obligations
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013145 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013145 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013147 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013147 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013147 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000013147 | A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000013147 | AA
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000013147 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013147 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013147 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.50%
C000013147 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013147 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000013147 | Housing
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013147 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.40%
C000013147 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013147 | Education
Holdings [Line Items]
Percent of Total Investments	12.90%
C000013147 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.00%
C000013147 | General Obligations
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013147 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000013147 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%
C000063951 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063951 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063951 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000063951 | A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000063951 | AA
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000063951 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000063951 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000063951 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.50%
C000063951 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063951 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.80%
C000063951 | Housing
Holdings [Line Items]
Percent of Total Investments	4.10%
C000063951 | Hospital
Holdings [Line Items]
Percent of Total Investments	18.40%
C000063951 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063951 | Education
Holdings [Line Items]
Percent of Total Investments	12.90%
C000063951 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063951 | General Obligations
Holdings [Line Items]
Percent of Total Investments	13.70%
C000063951 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	4.60%
C000063951 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.90%